Consolidated Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 47,208	$ 125,421	$ 98,178
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	84,199	69,272	46,935
Impairment of vessels (Note 5)	11,497	0	0
Gain on sale of vessels (Note 5)	0	(47,275)	(46,812)
Amortization and write-off of deferred financing costs	2,775	2,766	3,122
Amortization / accretion of above / below market acquired charters (Note 6)	891	12,010	7,287
Amortization of ineffective portion of derivatives	(260)	0	0
Equity compensation expense (Note 14)	3,786	3,790	2,043
Change in fair value of derivatives (Note 8)	(5,529)	10,959	3,167
Unrealized bonds exchange differences (Note 7)	6,018	(10,896)	(3,374)
Unrealized cash, cash equivalents and restricted cash exchange differences	0	(493)	0
Changes in operating assets and liabilities:
Trade accounts receivable, net	(1,015)	3,923	(3,170)
Prepayments and other assets	1,574	(3,768)	(201)
Due from related party	1,789	(3,636)	0
Inventories	1,106	(1,808)	(1,481)
Claims	685	(157)	(696)
Trade accounts payable	4,166	380	(252)
Due to related parties	4,963	(1,769)	(472)
Accrued liabilities	5,100	4,215	2,687
Deferred revenue	23,400	9,634	6,098
Dry-docking costs paid	(2,978)	0	(1,895)
Net cash provided by operating activities	189,375	172,568	111,164
Cash flows from investing activities:
Vessel acquisitions, vessels under construction and improvements including time charter agreements (Notes 5, 6)	(467,632)	(117,233)	(368,096)
Advances for vessels under construction – related party (Notes 4, 5)	0	(24,000)	0
Net proceeds from sale of vessels (Note 5)	20,540	127,124	193,031
Net cash used in investing activities	(447,092)	(14,109)	(175,065)
Cash flows from financing activities:
Proceeds from long-term debt (Note 7)	392,000	206,276	204,266
Deferred financing costs paid	(3,841)	(4,347)	(6,131)
Payments of long-term debt (Note 7)	(109,786)	(218,954)	(145,471)
Proceeds from rights offering (Notes 1, 13)	45,817	0	0
Rights offering costs paid	(824)
Repurchase of common units (Note 13)	(4,112)	(5,911)	(4,499)
Dividends paid (Note 13)	(12,242)	(12,155)	(7,613)
Net cash provided by/ (used in) financing activities	307,012	(35,091)	40,552
Net increase / (decrease) in cash, cash equivalents and restricted cash	49,295	123,368	(23,349)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	0	493	0
Cash, cash equivalents and restricted cash at the beginning of the year	154,848	30,987	54,336
Cash, cash equivalents and restricted cash at the end of the year	204,143	154,848	30,987
Supplemental cash flow information
Cash paid for interest	98,606	49,179	15,750
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	6,684	1,663	1,008
Capitalized dry-docking costs included in liabilities	4,149	29	123
Deferred financing costs included in liabilities	1,934	220	112
Expenses for sale of vessels included in liabilities (Note 5)	440	1,300	1,984
Seller’s credit agreements in connection with the acquisition of vessel owning companies (Notes 4, 5, 7)	0	0	16,000
Sale and lease back agreements and credit facility assumed in connection with the acquisition of vessel owning companies (Notes 5, 7)	196,317	0	866,344
Issuance of common units in connection with the acquisition of vessel owning companies (Notes 5, 13)	0	0	15,277
Amounts for the acquisition of vessel owning companies and companies owning vessels under construction, netted against the amount due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 4, 5, 13)	279,783	0	0
Advances for vessels under construction - related party, netted against the amount due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 4, 5, 13)	174,400	0	0
Re-issuance of treasury units in connection with the acquisition of a vessel owning company (Notes 5, 13)	0	6,583	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	192,422	144,635	20,373
Restricted cash - Non-current assets	11,721	10,213	10,614
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 204,143	$ 154,848	$ 30,987